Defiance Nasdaq Junior Biotechnology ETF
Schedule of Investments
September 30, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Health Care - 99.7% (a)
608	AC Immune SA (b)	$2,967
512	Acceleron Pharma, Inc. (b)	57,615
1,158	Adaptive Biotechnologies Corporation (b)	56,314
44	Adicet Bio, Inc. (b)	525
736	ADMA Biologics, Inc. (b)	1,759
812	Adverum Biotechnologies, Inc. (b)	8,364
380	Aeglea BioTherapeutics, Inc. (b)	2,694
396	Aerie Pharmaceuticals, Inc. (b)	4,661
716	Affimed NV (b)	2,427
590	Agios Pharmaceuticals, Inc. (b)	20,650
560	Aimmune Therapeutics, Inc. (b)	19,292
870	Akcea Therapeutics, Inc. (b)	15,782
1,220	Akebia Therapeutics, Inc. (b)	3,062
298	Akero Therapeutics, Inc. (b)	9,175
676	Alector, Inc. (b)	7,122
1,358	Alkermes plc (b)	22,502
416	Allakos, Inc. (b)	33,883
1,188	Allogene Therapeutics, Inc. (b)	44,799
294	AMAG Pharmaceuticals, Inc. (b)	2,764
2,214	Amicus Therapeutics, Inc. (b)	31,262
404	Amphastar Pharmaceuticals, Inc. (b)	7,575
232	AnaptysBio, Inc. (b)	3,422
104	ANI Pharmaceuticals, Inc. (b)	2,934
646	Apellis Pharmaceuticals, Inc. (b)	19,490
760	Ardelyx, Inc. (b)	3,990
494	Arena Pharmaceuticals, Inc. (b)	36,946
228	Argenx SE - ADR (b)	59,855
874	Arrowhead Pharmaceuticals, Inc. (b)	37,634
336	Arvinas, Inc. (b)	7,933
280	Assembly Biosciences, Inc. (b)	4,603
634	Atara Biotherapeutics, Inc. (b)	8,217
698	Athenex, Inc. (b)	8,446
250	Atreca, Inc. - Class A (b)	3,492
1,080	Aurinia Pharmaceuticals, Inc. (b)	15,908
284	Autolus Therapeutics plc - ADR (b)	3,306
310	Avrobio, Inc. (b)	4,036
338	Axonics Modulation Technologies, Inc. (b)	17,251
320	Axsome Therapeutics, Inc. (b)	22,800
1,506	BioCryst Pharmaceuticals, Inc. (b)	5,173
858	BioDelivery Sciences International, Inc. (b)	3,200
566	Bluebird Bio, Inc. (b)	30,536
474	Blueprint Medicines Corporation (b)	43,940
1,046	Bridgebio Pharma, Inc. (b)	39,246
400	Cara Therapeutics, Inc. (b)	5,090
168	Castle Biosciences, Inc. (b)	8,644
154	Cellectis SA - ADR (b)	2,849
1,418	Cerus Corporation (b)	8,877
590	ChemoCentryx, Inc. (b)	32,332
492	Chiasma, Inc. (b)	2,116
328	China Biologic Products Holdings, Inc. (b)	36,454
610	Coherus Biosciences, Inc. (b)	11,187
296	Collegium Pharmaceutical, Inc. (b)	6,163
706	Compugen, Ltd. (b)	11,472
696	Corbus Pharmaceuticals Holdings, Inc. (b)	1,253

598	CRISPR Therapeutics AG (b)	50,017
586	Cymabay Therapeutics, Inc. (b)	4,243
604	Cytokinetics, Inc. (b)	13,077
394	CytomX Therapeutics, Inc. (b)	2,620
482	Deciphera Pharmaceuticals, Inc. (b)	24,727
906	Denali Therapeutics, Inc. (b)	32,462
638	Dicerna Pharmaceuticals, Inc. (b)	11,478
118	Eagle Pharmaceuticals, Inc. (b)	5,013
532	Editas Medicine, Inc. (b)	14,928
330	Eidos Therapeutics, Inc. (b)	16,675
248	Eiger BioPharmaceuticals, Inc. (b)	2,019
170	Enanta Pharmaceuticals, Inc. (b)	7,783
1,960	Endo International plc (b)	6,468
866	Epizyme, Inc. (b)	10,331
236	Esperion Therapeutics, Inc. (b)	8,772
288	Evolus, Inc. (b)	1,126
2,642	Exelixis, Inc. (b)	64,597
1,070	EyePoint Pharmaceuticals, Inc. (b)	554
740	Fate Therapeutics, Inc. (b)	29,578
772	FibroGen, Inc. (b)	31,745
420	Flexion Therapeutics, Inc. (b)	4,372
324	G1 Therapeutics, Inc. (b)	3,742
62	Galapagos NV - ADR (b)	8,798
368	Genmab A/S - ADR (b)	13,472
2,652	Geron Corporation (b)	4,614
526	Global Blood Therapeutics, Inc. (b)	29,004
408	GlycoMimetics, Inc. (b)	1,253
648	Gossamer Bio, Inc. (b)	8,042
1,074	Grifols SA - ADR	18,634
322	Gritstone Oncology, Inc. (b)	853
258	GW Pharmaceuticals plc - ADR (b)	25,116
1,172	Halozyme Therapeutics, Inc. (b)	30,800
386	Homology Medicines, Inc. (b)	4,130
418	Hutchison China MediTech, Ltd. - ADR (b)	13,501
1,490	ImmunoGen, Inc. (b)	5,364
1,976	Immunomedics, Inc. (b)	168,019
864	Innoviva, Inc. (b)	9,029
1,432	Inovio Pharmaceuticals, Inc. (b)	16,611
866	Insmed, Inc. (b)	27,833
504	Intellia Therapeutics, Inc. (b)	10,019
282	Intercept Pharmaceuticals, Inc. (b)	11,692
574	Intra-Cellular Therapies, Inc. (b)	14,729
1,250	Iovance Biotherapeutics, Inc. (b)	41,150
1,366	Ironwood Pharmaceuticals, Inc. (b)	12,287
228	Karuna Therapeutics, Inc. (b)	17,629
628	Karyopharm Therapeutics, Inc. (b)	9,169
382	Kodiak Sciences, Inc. (b)	22,618
480	Kura Oncology, Inc. (b)	14,707
910	Lexicon Pharmaceuticals, Inc. (b)	1,310
138	Ligand Pharmaceuticals, Inc. (b)	13,154
398	Luminex Corporation	10,447
464	MacroGenics, Inc. (b)	11,688
412	Magenta Therapeutics, Inc. (b)	2,802
1,954	MannKind Corporation (b)	3,673
302	Medpace Holdings, Inc. (b)	33,748
318	MeiraGTx Holdings plc (b)	4,210
380	Mirati Therapeutics, Inc. (b)	63,099
454	MyoKardia, Inc. (b)	61,894
638	Myriad Genetics, Inc. (b)	8,319
324	NanoString Technologies, Inc. (b)	14,483

1,528	Nektar Therapeutics (b)	25,349
588	NGM Biopharmaceuticals, Inc. (b)	9,355
532	Omeros Corporation (b)	5,376
5,724	OPKO Health, Inc. (b)	21,122
442	Optinose, Inc. (b)	1,724
514	Orchard Therapeutics plc - ADR (b)	2,113
544	Osmotica Pharmaceuticals plc (b)	2,943
1,510	Pacific Biosciences of California, Inc. (b)	14,904
366	Pacira BioSciences, Inc. (b)	22,004
974	PDL BioPharma, Inc. (b)	3,068
330	Personalis, Inc. (b)	7,151
214	PetIQ, Inc. (b)	7,045
1,472	Precigen, Inc. (b)	5,152
446	Precision BioSciences, Inc. (b)	2,747
292	Prevail Therapeutics, Inc. (b)	2,973
426	ProQR Therapeutics NV (b)	2,041
316	Protagonist Therapeutics, Inc. (b)	6,178
338	Prothena Corporation plc (b)	3,377
578	PTC Therapeutics, Inc. (b)	27,021
338	Puma Biotechnology, Inc. (b)	3,410
268	Quanterix Corporation (b)	9,042
396	Radius Health, Inc. (b)	4,491
320	REGENXBIO, Inc. (b)	8,806
434	Retrophin, Inc. (b)	8,012
564	Revance Therapeutics, Inc. (b)	14,179
378	Rhythm Pharmaceuticals, Inc. (b)	8,191
1,438	Rigel Pharmaceuticals, Inc. (b)	3,451
472	Rocket Pharmaceuticals, Inc. (b)	10,790
690	Rubius Therapeutics, Inc. (b)	3,457
1,204	Sangamo Therapeutics, Inc. (b)	11,378
256	Scholar Rock Holding Corporation (b)	4,529
764	Seres Therapeutics, Inc. (b)	21,629
666	SIGA Technologies, Inc. (b)	4,575
396	Solid Biosciences, Inc. (b)	804
1,246	Spectrum Pharmaceuticals, Inc. (b)	5,084
286	Stoke Therapeutics, Inc. (b)	9,578
452	Supernus Pharmaceuticals, Inc. (b)	9,420
390	Syros Pharmaceuticals, Inc. (b)	3,448
2,326	TherapeuticsMD, Inc. (b)	3,675
542	Theravance Biopharma, Inc. (b)	8,013
634	Translate Bio, Inc. (b)	8,629
428	Tricida, Inc. (b)	3,878
360	Turning Point Therapeutics, Inc. (b)	31,450
382	Twist Bioscience Corporation (b)	29,021
518	Ultragenyx Pharmaceutical, Inc. (b)	42,574
378	uniQure NV (b)	13,922
380	United Therapeutics Corporation (b)	38,380
444	UNITY Biotechnology, Inc. (b)	1,536
190	UroGen Pharma, Ltd. (b)	3,665
466	Vanda Pharmaceuticals, Inc. (b)	4,502
484	Veracyte, Inc. (b)	15,725
320	Voyager Therapeutics, Inc. (b)	3,414
310	WaVe Life Sciences, Ltd. (b)	2,632
248	XBiotech, Inc. (b)	4,734
490	Xencor, Inc. (b)	19,007
394	Xeris Pharmaceuticals, Inc. (b)	2,336
342	Y-mAbs Therapeutics, Inc. (b)	13,129
470	Zai Lab, Ltd. - ADR (b)	39,090
474	Zogenix, Inc. (b)	8,499
		2,591,944

	Materials - 0.2%
1,750	Amyris, Inc. (b)	5,110
	TOTAL COMMON STOCKS (Cost $2,516,453)	2,597,054

	RIGHTS - 0.0% (c)
302	Adicet Bio., Inc. Contingent Value Right (b)(c)(d)	3

	SHORT-TERM INVESTMENTS - 0.1%
3,741	First American Government Obligations Fund, Class X, 0.07% (e)	3,741
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,741)	3,741

	TOTAL INVESTMENTS - 100.0% (Cost $2,520,194)	2,600,798
	Liabilities in Excess of Other Assets - 0.0% (f)	(662)
	NET ASSETS - 100.0%	$2,600,136

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(b)	Non-income producing security.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	This security has been deemed illiquid according to the Fund's liquidity guidelines. The value of this security is $3 which represents 0.0% of net assets.
(e)	Rate shown is the annualized seven-day yield as of September 30, 2020.
(f)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

Summary of Fair Value Disclosure at September 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,597,054	$-	$-	$2,597,054
Rights	-	-	3	3
Short-Term Investments	3,741	-	-	3,741
Total Investments in Securities	$2,600,795	$-	$3	$2,600,798
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended September 30, 2020, the Fund did not recognize any transfers to or from Level 3.